Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Except for Those Separately Disclosed in the Consolidated Financial Statements

As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2025	2024
ASSETS
Current assets:
Cash	$59,533	$20,661
Due from VIE	2,315,853	2,754,618
Non-current assets
Investment in subsidiaries and VIE	18,178,437	20,577,070

Total assets	$20,553,823	$23,352,349

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES
Due to VIE	$5,909,287	5,909,287
Accounts payable	233,125	211,000
Other payable	148,737	96,000
Due to related parties	2,782,381	$221,881
Accrued expenses and other liabilities	26,000	-
Total liabilities	9,099,530	6,438,168

STOCKHOLDERS’ EQUITY
Common stock, $0.0016 par value, 450,000,000 shares authorized, 2,376,131 and 2,170,475 issued and outstanding at December 31, 2025 and 2024, respectively	3,802	3,473
Preferred stock, $0.0016 par value, 50,000,000 shares authorized, 46,875 issued and outstanding at December 31, 2024 and 2023, respectively	75	75
Additional paid-in capital	53,176,314	52,687,182
Statutory reserve	394,541	394,541
Accumulated deficit	(40,283,230)	(34,003,726)
Accumulated other comprehensive loss	(1,837,209)	(2,167,364)
Total stockholders’ equity	11,454,293	16,914,181

Total liabilities and stockholders’ equity	$20,553,823	$23,352,349

Schedule of Parent Company Statements of Operations and Comprehensive Loss
	For the Years Ended December 31,
	2025	2024	2023

GENERAL AND ADMINISTRATIVE EXPENSES	$(1,049,101)	$(579,382)	$(596,098)
OTHER INCOME	(1,615)	(1,466)	-
EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(5,227,710)	(7,421,796)	(10,923,835)

NET LOSS	(6,278,426)	(8,002,644)	(11,519,933)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	330,148	(319,474)	(897,642)
COMPREHENSIVE LOSS	$(5,948,278)	$(8,322,118)	$(12,417,575)

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2025	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(6,278,426)	$(8,002,644)	$(11,519,933)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	-	-	129,690
Equity in losses of subsidiaries and VIE	5,227,710	7,421,796	10,923,835
Changes in operating assets and liabilities:
Accounts payable	74,861	211,000	-
Share-based compensation	489,461	-	-
Other payable	26,000	96,000	-
Net cash used in operating activities	(460,394)	(273,848)	(466,408)

CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	438,765	290,910	109,959
Investment in subsidiaries and VIE	(2,500,000)	-	-
Net cash provided by (used in) investing activities	(2,061,235)	290,910	109,959

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party loans	2,560,500	-	190,500
Net cash provided by financing activities	2,560,500	-	190,500

CHANGES IN CASH	38,871	17,062	(165,949)

CASH, beginning of year	20,662	3,600	169,549

CASH, end of year	$59,533	$20,662	$3,600